Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income taxes [Abstract]
Reconciliation of Net Tax Provision
The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (March 31, 2025 – 27.0%) to income (loss) before income tax for the following items:

	March 31, 2026	March 31, 2025
	$	$
Income (loss) before tax from continuing operations	(56,524)	31,295
Income (loss) before tax from discontinued operations	(73,866)	(25,060)
Income (loss) before tax	(130,390)	6,235
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery (expense)	35,205	(1,683)
Non-taxable (non-deductible) income (expenses)	(4,826)	(3,071)
Non-taxable (non-deductible) portion of capital items	3,165	3,620
Tax impact on divestitures	2,695	—
Difference in statutory tax rate	(751)	(2,400)
Effect of change in tax rates	(1,404)	1,530
Changes in deferred tax benefits not recognized	(38,821)	1,933
Change in tax legislation and other	(837)	(4,573)
Income tax expense	(5,574)	(4,644)
Effective tax rate	4%	(74)%
Income tax expense from continuing operations	(2,095)	(4,245)
Income tax expense from discontinued operations	(3,479)	(399)
	(5,574)	(4,644)

Deferred Tax Assets (Liabilities) and Temporary Differences	Movements in deferred tax assets (liabilities) at March 31, 2026 and March 31, 2025 are comprised of the following:

	Balance, March 31, 2025	Discontinued operations	Recovered through (charged to) earnings	Reclass for liability for asset held for sale	Recovered through (charged to) other comprehensive income	Balance, March 31, 2026
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	28,276	1,075	(7,310)	(1,075)	70	21,036
Capital losses	327	59	—	(59)	—	327
Finance costs	564	18	(564)	(18)	—	—
Leases	5,345	869	(2,944)	(869)	38	2,439
Others	60	—	—	—	—	60
Total deferred tax assets	34,572	2,021	(10,818)	(2,021)	108	23,862

Deferred tax liabilities
Intangible assets	(8,641)	(59)	1,383	59	(157)	(7,415)
Property, plant and equipment	(18,534)	(5,509)	11,061	5,509	50	(7,423)
Inventory	(5,138)	—	(4,244)	—	178	(9,204)
Biological assets	777	—	2,485	—	—	3,262
Others	(714)	68	189	(68)	(99)	(624)
Total deferred tax liabilities	(32,250)	(5,500)	10,874	5,500	(28)	(21,404)

Net deferred tax assets (liabilities)	2,322	(3,479)	56	3,479	80	2,458

	Balance, March 31, 2024	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, March 31, 2025
	$	$	$	$	$
Deferred tax assets
Non-capital losses	23,740	4,293	243	—	28,276
Capital losses	56	271	—	—	327
Finance costs	64	500	—	—	564
Investment tax credit	—	—	—	—	—
Derivatives	—	—	—	—	—
Leases	6,238	(989)	96	—	5,345
Others	(109)	147	22	—	60
Total deferred tax assets	29,989	4,222	361	—	34,572

Deferred tax liabilities
Convertible debenture	—	—	—	—	—
Investment in associates	—	—	—	—	—
Intangible assets	(7,742)	(497)	(402)	—	(8,641)
Property, plant and equipment	(12,380)	(6,206)	52	—	(18,534)
Inventory	(5,709)	603	(32)	—	(5,138)
Biological assets	(4,863)	5,640	—	—	777
Others	(142)	(610)	38	—	(714)
Total deferred tax liabilities	(30,836)	(1,070)	(344)	—	(32,250)

Net deferred tax liabilities	(847)	3,152	17	—	2,322

Deferred tax assets (liabilities) as presented in the consolidated statements of financial position:

	March 31, 2026	March 31, 2025
	$	$
Deferred tax assets	2,458	4,219
Deferred tax liabilities	—	1,897
Net deferred tax assets (liabilities)	2,458	2,322

Deferred tax assets have not been recognized with respect to the following deductible temporary differences:

	March 31, 2026	March 31, 2025
	$	$
Non-capital losses carried forward	1,096,422	1,293,859
Capital losses	184,022	182,749
Property, plant and equipment	209,086	579,392
Intangible assets	44,740	71,559
Goodwill	23,187	29,021
Marketable securities	23,224	23,224
Investment tax credits	1,611	6,696
Derivatives	5,155	4,393
Capital lease obligations	16,917	21,269
Other	11,919	18,003
	1,616,283	2,230,165
The Company has income tax loss carryforwards of approximately $1,170.3 million (March 31, 2025 – $1,376.5 million) which are predominately from Canada and if unused, will expire as follows:

Expiration year
$
2027 - 2031	210,927
2032 - 2036	197,109
2037 - 2041	528,595
2042 - 2046	105,281
Foreign Unlimited	128,346
1,170,258